Related Party Transactions - Additional Information (Detail) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Amounts payable and accrued liabilities related party transactions	$ 1,415,900	$ 542,361